Exhibit 99.1

Name of	Check if		Total Assets in ABS			Assets that Were			Assets that Were			Assets Pending Repurchase or			Demand			Demand			Demand
Issuing Entity	Registered	Name of Originator	by Originator			Subject of Demand			Repurchased or Replaced			Replacement (within cure period)			in Dispute			Withdrawn			Rejected
Asset Class: RMBS
			#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of	#	$	% of
					Principal			Principal			Principal			Principal			Principal			Principal			Principal
					Balance			Balance			Balance			Balance			Balance			Balance			Balance
2018-31		BofA/Shellpoint	898	193,462,837.52	100.00%	-	-	0.00%	-	-	0.00%	2	73,974.70	0.04%	-	-	0.00%	3	1,630,246.02	0.84%	-	-	0.00%
2018-38		JPM/Nationwide/HUD	915	215,053,277.17	100.00%	5	695,237.01	0.32%	4	922,414.72	0.43%	3	434,393.21	0.20%	-	-	0.00%	3	604,408.04	0.28%	-	-	0.00%
Total			1,813	408,516,114.69	100.00%	5	695,237.01	0.17%	4	922,414.72	0.23%	5	508,367.91	0.12%	-	-	0.00%	6	2,234,654.06	0.55%	-	-	0.00%